As filed with the Securities and Exchange Commission on September 15, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON
, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland
, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland
, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2022 – June 30, 2022

The Registrant is filing this amendment to its Form N-CSR for the period ended June 30, 2022, as originally filed with the U.S. Securities and Exchange Commission on August 31, 2022 (Accession Number 0001435109-22-000270) (the “Original Filing”), for the sole purpose of amending the language contained in Item 4(d) of the certifications required by Item 13(a)(2) of Form N-CSR and pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. Except for the correction described above and the inclusion of new certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002, this amendment does not amend, update or modify any other items or disclosures found in the Original Filing. In addition, this amendment does not reflect events or transactions occurring after the filing of the Original Filing. As a result, such information continues to speak as of the date of the Original Filing.

ITEM 1. REPORT TO STOCKHOLDERS.

Lisanti Small
Cap Growth Fund
Semi Annual Report
June 30, 2022
(Unaudited)

Lisanti Small Cap Growth Fund
A MESSAGE TO OUR SHAREHOLDERS
June 30, 2022
1
Dear Shareholder,
The first half of 2022 was the worst first half for small caps (as measured by the Russell 2000 Index, which has the most historical data of the Russell smaller capitalization indices) since 1973
1
. As concerns over
recession grew, smaller and SMID (Smaller Mid-sized) companies declined at a rate significantly greater than that of the larger capitalization market, as measured by the S&P 500. The Russell 2000 Growth
Index, the Fund’s benchmark, declined approximately 42% from its peak in November of 2021 to its to its bottom, which occurred during the trading day on June 16, 2022; a decline of this magnitude has usually occurred concurrent with a recession. (While we do not often highlight movements during the trading day, we have observed that often near term bottoms or highs form during the trading day, as opposed to at the beginning or end of the trading day.) Early in this year, investors became concerned about the Federal
Reserve raising rates as the economy slowed; investor anxieties were further raised when Russia invaded
Ukraine on February 24, 2022. Inflation continued to prove less than transitory, and oil and gas prices spiked sharply as sanctions on Russian oil and gas took hold. These issues pushed the Federal Reserve to take a more hawkish stance on interest rates, which raised fears that the economy could tip into recession at the end of 2022/early 2023. Uncertainty continued to grow as we moved through the year, and as you know, the market hates uncertainty. By the second quarter, the consensus view among professional investors became that the risk of a recession was reasonably high, and that it could potentially be long and somewhat deep, and thus earnings were at risk.
For the year to date ended June 30, 2022, the Lisanti Small Cap Growth Fund underperformed its benchmark, the Russell 2000 Growth Index, declining 36.15% versus a decline of 29.45% for the Index. The Healthcare and Financials sectors contributed to performance, while the Information Technology and Industrials sectors detracted from performance. The first half of the year was one of the most difficult environments for our investment process, as there was little differentiation among individual companies—whether the company had a good or bad balance sheet, strong or poor prospects for growth, there was little difference in the rate of the decline of the stock. As you know, the level of underperformance relative to the benchmark is rare for the Fund and is typically only seen at the end of severe corrections or towards market bottoms—2008-2009 was the last period in which this occurred.
As you know, this Fund invests in the stocks commonly known as publicly traded equities, whether they have been public for some time, or are just coming public (i.e., IPOs). Our investment process is forward looking;
that is because we believe, when one invests in publicly traded smaller growth companies, their ultimate value depends upon their future—what they will become—as much as it does what they are now, in the present. It is their ability to drive earnings growth and returns in investment above the rate at which the typical public company can grow, that drives their stock prices and their ultimate value on the public markets.
When investors grow fearful of the future—particularly when that fear is driven by, in part, concerns over an
1
DeSanctis, Stephen G., CFA, JEF SMID Cap Strategy , Jefferies, July 6, 2022

Lisanti Small Cap Growth Fund
A MESSAGE TO OUR SHAREHOLDERS
June 30, 2022
2
economic downturn—investors discount future earnings estimates, and are unwilling to pay premiums for a future that appears uncertain. Thus, the two main fundamental drivers of our investment process don’t work as well during those periods. Additionally, our investment discipline pushes us to identify companies whose stocks, we believe, are mispriced relative to their growth prospects. Thus, as we move through the latter stages of a significant
decline, we focus on identifying the companies that can withstand the economic slowdown and come out of it positioned to accelerate their growth and profitability. Our investment process can sometimes cause us to be a bit early in identifying those companies—again, because we are looking forward and investing in them during significant stock declines—and this can add to the performance issues.
In our experience, when the economy slows there will be wide disparity in individual companies’ ability to manage through the slowdown—some will have major issues, and some will continue to grow earnings through this time period. How companies manage through this time period in terms of their ability to drive earnings growth will determine, we believe, the performance of their stocks. We are focused on several elements that we believe will create a higher probability of successfully navigating through this time period:
the ability to raise prices, and the presence of internal growth drivers—such as new products, new areas of business, or the ability to increase the value of the service or product the company offers to its end customers. As always, with a fundamentally driven process, the key is in the details of how the company grows, and how it plans to grow; we are extremely focused on identifying those details and putting them through the filter of our experience, to make a judgement about how likely the company is to successfully navigate this difficult economic backdrop and how well it will be positioned to accelerate growth as we move through the slowdown/recession and into the recovery. In our experience, it is exceptionally difficult to time this perfectly—an investor is either early, or late, in identifying great growth companies that will be the leaders for the next decade. Our investment process pushes us to be a bit early, as opposed to late.
Thus, as we moved through the first half of the year, we added selectively to our software holdings, as those stocks continued to decline; we increased the weighting in healthcare, most recently adding several biopharma stocks; we eliminated several financial equities, primarily banks, and we eliminated those industrial companies where we believed that the global economic slowdown would be painful for their revenues and profits, given their business models. In the consumer space, we have focused on companies that we believe are well positioned to benefit from a consumer that is under some stress—companies such as Grocery Outlet, which offers members grocery items and other items at significant discounts, and Ollie’s
Bargain Basement, which purchases closeouts when other retailers have too much inventory and offers its customers products again at significant discounts. But we also initiated positions on select consumer stocks where we believe the stock’s price reflects a severe downturn that will not occur.
As you know, we look for companies that have three components: strong secular trends driving their growth
(secular growth stocks); companies that are able to drive growth through their own internal initiatives
(structural growth stocks); and those companies that are in the midst of operational improvements/
turnarounds (transformational growth). We believe this focus is much more important than “value” or

Lisanti Small Cap Growth Fund
A MESSAGE TO OUR SHAREHOLDERS
June 30, 2022
3
“growth” monikers, as the market continues the transition to an earnings driven, fundamentally focused environment.
We believe that the macroeconomic backdrop for this decade will be much different from that of the prior decade. We see higher inflation and slower growth, as certain imbalances in the global economy will take years to normalize. We believe that the overall supply of oil and gas will be a gating factor to global growth—at least until alternative energy can provide a significant percentage of energy for the world, which may take many years. We also think food supplies globally were “in balance” before the effects of the
Ukraine/Russian situation, and this will also serve to slow global growth for the foreseeable future. Lastly, we believe that companies (and countries) are beginning to comprehend they must reorient their supply chains to adjust for a more volatile world. That implies a restructuring of supply chains to bring them “closer to home” and also the building of more inventories as a buffer against potential disruptions. This is a very different environment than that of the past few decades; it is more nuanced and it can be a bit confusing and somewhat emotional. However, it is a market that we believe should reward diligent fundamental research, a disciplined investment process, and experience, which to us is the definition of a “stockpicker’s market”.
We continue to work hard on your behalf; we thank you for your investment in the Fund and the opportunity to do so.
All of us at Lisanti Capital Growth wish that you and yours stay safe and well through this situation.
Sincerely,
Mary Lisanti, CFA
President & Portfolio Manager
IMPORTANT RISKS AND DISCLOSURES
An investment in the Fund is subject to risk, including the possible loss of principal amount invested. The
Fund invests in smaller companies, which carry greater risk than is associated with larger companies for various reasons such as narrower markets, limited financial resources and less liquid stock. The Fund’s investments in growth securities may be more sensitive to company earnings and more volatile than the market in general. Investments in technology companies are vulnerable to factors affecting that sector, such as dependency on consumer and business acceptance as new technology evolves. Investments in the Industrial sector can be significantly affected by business cycle fluctuations, worldwide economy growth, government and corporate spending and others. Investments in Health-Care companies may be affected by government regulations and government health-care programs, changes in the cost of medical products and services, limited product lines, product liability claims, and patent protection, among other factors.

Lisanti Small Cap Growth Fund
A MESSAGE TO OUR SHAREHOLDERS
June 30, 2022
4
The views in this report were those of the Fund manager as of June 30, 2022, and may not necessarily reflect her views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding the Fund’s investment methodology and do not constitute investment advice.
Although the Fund manager believes she has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. All current and future holdings of the Fund are subject to risk and are subject to change.

Lisanti Small Cap Growth Fund
PERFORMANCE CHART AND ANALYSIS
June 30, 2022
5
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Lisanti Small Cap Growth Fund (the “Fund”) compared with the performance of the benchmark, Russell 2000
Growth Index (“Russell 2000 Growth”), over the past ten fiscal years. The Russell 2000 Growth, the Fund‘s primary performance benchmark, measures the performance of those Russell 2000 Growth companies with higher price-to-value ratios and higher forecasted growth values. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Lisanti Small Cap Growth Fund vs. Russell 2000 Growth Index
Performance data quoted represents past performance and is no guarantee of future results.
Current performance may be
lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 1.56%.
However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, proxy expenses, and extraordinary expenses) to 1.35%, through April 30, 2023 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the
Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-
current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. Shares redeemed or exchanged within 30 days of purchase will be charged a 1.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (800) 441-7031.
Average Annual Total Returns
Periods Ended June 30, 2022 One Year Five Year Ten Year
Lisanti Small Cap Growth Fund -36.00% 8.56% 10.92%
Russell 2000 Growth Index -33.43% 4.80% 9.30%

Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2022
6
See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 95.4%
Consumer Discretionary - 8.4%
21,395 Boot Barn Holdings, Inc.
(a)
$ 1,474,329
8,305 Crocs, Inc.
(a)
404,204
38,520 Dave & Buster's Entertainment,
Inc.
(a)
1,262,686
22,530 First Watch Restaurant Group,
Inc.
(a)
324,883
23,350 Ollie's Bargain Outlet Holdings,
Inc.
(a)
1,371,813
12,425 Planet Fitness, Inc., Class A
(a)
845,024
3,315 Texas Roadhouse, Inc. 242,657
14,145 YETI Holdings, Inc.
(a)
612,054
6,537,650
Consumer Staples - 5.2%
8,810 Cal-Maine Foods, Inc. 435,302
32,995 Grocery Outlet Holding Corp.
(a)
1,406,577
71,705 Sovos Brands, Inc.
(a)
1,137,958
27,430 The Chefs' Warehouse, Inc.
(a)
1,066,753
4,046,590
Energy - 5.0%
22,085 Antero Resources Corp.
(a)
676,905
36,290 Magnolia Oil & Gas Corp., Class A 761,727
19,600 Matador Resources Co. 913,164
48,510 Patterson-UTI Energy, Inc. 764,518
67,495 US Silica Holdings, Inc.
(a)
770,793
3,887,107
Financials - 2.0%
6,750 Kinsale Capital Group, Inc. 1,550,070
Health-Care - 24.4%
20,275 Apellis Pharmaceuticals, Inc.
(a)
916,835
17,560 Axonics, Inc.
(a)
995,125
28,482 ChemoCentryx, Inc.
(a)
705,784
33,275 Cytokinetics, Inc.
(a)
1,307,375
28,145 Evolent Health, Inc., Class A
(a)
864,333
33,765 Halozyme Therapeutics, Inc.
(a)
1,485,660
30,635 Harmony Biosciences Holdings,
Inc.
(a)
1,494,069
22,655 HealthEquity, Inc.
(a)
1,390,790
7,745 Inari Medical, Inc.
(a)
526,583
33,820 Intra-Cellular Therapies, Inc.
(a)
1,930,446
73,130 Iovance Biotherapeutics, Inc.
(a)
807,355
7,630 iRhythm Technologies, Inc.
(a)
824,269
13,790 Lantheus Holdings, Inc.
(a)
910,554
28,720 Option Care Health, Inc.
(a)
798,129
12,525 Pacira BioSciences, Inc.
(a)
730,207
18,245 STAAR Surgical Co.
(a)
1,294,118
31,080 Supernus Pharmaceuticals, Inc.
(a)
898,834
16,545 TransMedics Group, Inc.
(a)
520,340
Shares Security Description Value
Health-Care - 24.4% (continued)
20,695 Vericel Corp.
(a)
$ 521,100
18,921,906
Health-Care Equipment & Services - 8.9%
25,210 Acadia Healthcare Co., Inc.
(a)
1,704,952
1,955 AMN Healthcare Services, Inc.
(a)
214,483
6,620 Inspire Medical Systems, Inc.
(a)
1,209,276
28,285 OptimizeRx Corp.
(a)
774,726
24,065 OrthoPediatrics Corp.
(a)
1,038,405
8,665 Shockwave Medical, Inc.
(a)
1,656,488
4,465 Tandem Diabetes Care, Inc.
(a)
264,283
6,862,613
Industrials - 19.2%
4,685 Advanced Drainage Systems, Inc. 421,978
13,270 Applied Industrial Technologies,
Inc. 1,276,176
42,550 Array Technologies, Inc.
(a)
468,475
11,060 Casella Waste Systems, Inc.
(a)
803,841
9,475 Chart Industries, Inc.
(a)
1,585,925
16,405 Clean Harbors, Inc.
(a)
1,438,226
9,930 Dycom Industries, Inc.
(a)
923,887
35,615 Fluor Corp.
(a)
866,869
6,720 FTI Consulting, Inc.
(a)
1,215,312
29,690 GFL Environmental, Inc. 766,002
28,025 Huron Consulting Group, Inc.
(a)
1,821,345
5,160 Insperity, Inc. 515,123
14,505 Mercury Systems, Inc.
(a)
933,107
24,080 Montrose Environmental Group,
Inc.
(a)
812,941
5,655 RBC Bearings, Inc.
(a)
1,045,892
14,895,099
Information Technology - 15.3%
15,785 Alteryx, Inc., Class A
(a)
764,310
37,165 Box, Inc.
(a)
934,328
4,765 CyberArk Software, Ltd.
(a)
609,729
25,840 DigitalOcean Holdings, Inc.
(a)
1,068,742
24,435 Gitlab, Inc., Class A
(a)
1,298,476
4,295 Littelfuse, Inc. 1,091,102
30,600 PagerDuty, Inc.
(a)
758,268
22,505 Sierra Wireless, Inc.
(a)
526,617
5,840 Silicon Laboratories, Inc.
(a)
818,885
10,925 SiTime Corp.
(a)
1,781,103
25,867 Sprout Social, Inc., Class A
(a)
1,502,097
8,360 Tenable Holdings, Inc.
(a)
379,627
16,510 Veeco Instruments, Inc.
(a)
320,294
11,853,578
Materials - 1.4%
32,515 Livent Corp.
(a)
737,765
11,125 MP Materials Corp.
(a)
356,890
1,094,655

Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2022
7
See Notes to Financial Statements.
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2022.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. The level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Technology - 5.6%
102,630 Extreme Networks, Inc.
(a)
$ 915,460
14,500 Impinj, Inc.
(a)
850,715
58,520 Instructure Holdings, Inc.
(a)
1,328,404
8,210 Lattice Semiconductor Corp.
(a)
398,185
7,170 Manhattan Associates, Inc.
(a)
821,682
4,314,446
Total Common Stock (Cost $77,550,468) 73,963,714
Shares Security Description Value
Money Market Fund - 1.2%
932,368 First American Treasury
Obligations Fund,
Class X, 1.32%
(b)
(Cost $932,368) 932,368
Investments, at value - 96.6% (Cost
$78,482,836) $ 74,896,082
Other Assets & Liabilities, Net - 3.4% 2,652,904
Net Assets - 100.0% $ 77,548,986
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of June 30,
2022.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 73,963,714
Level 2 - Other Significant Observable Inputs 932,368
Level 3 - Significant Unobservable Inputs –
Total $ 74,896,082
PORTFOLIO HOLDINGS
% of Total Investments
Consumer Discretionary 8.7%
Consumer Staples 5.4%
Energy 5.2%
Financials 2.1%
Health-Care 25.3%
Health-Care Equipment & Services 9.2%
Industrials 19.9%
Information Technology 15.8%
Materials 1.5%
Technology 5.7%
Money Market Fund 1.2%
100.0%

Lisanti Small Cap Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2022
8
See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $78,482,836) $ 74,896,082
Receivables:
Fund shares sold 10,157
Investment securities sold 4,305,022
Dividends 1,144
Prepaid expenses 14,284
Total Assets
79,226,689
LIABILITIES
Payables:
Investment securities purchased 1,562,241
Fund shares redeemed 13,087
Accrued Liabilities:
Investment adviser fees 53,880
Trustees’ fees and expenses 327
Fund services fees 11,416
Other expenses 36,752
Total Liabilities
1,677,703
NET ASSETS
$ 77,548,986
COMPONENTS OF NET ASSETS
Paid-in capital $ 104,131,745
Distributable earnings (26,582,759)
NET ASSETS
$ 77,548,986
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 4,679,909
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE* $ 16.57
* Shares redeemed or exchanged within 30 days of purchase are charged a 1.00% redemption fee.

Lisanti Small Cap Growth Fund
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2022
9
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income $ 263,891
Total Investment Income
263,891
EXPENSES
Investment adviser fees 454,213
Fund services fees 129,829
Shareholder service fees 108,145
Custodian fees 5,305
Registration fees 11,206
Professional fees 19,120
Trustees' fees and expenses 3,795
Other expenses 27,445
Total Expenses 759,058
Fees waived
(115,402)
Net Expenses
643,656
NET INVESTMENT LOSS
(379,765)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments (23,351,554)
Net change in unrealized appreciation (depreciation) on investments
(19,241,433)
NET REALIZED AND UNREALIZED LOSS
(42,592,987)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (42,972,752)

Lisanti Small Cap Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS
10
See Notes to Financial Statements.
For the Six
Months
Ended
June 30, 2022
For the Year
Ended
December 31,
2021
OPERATIONS
Net investment loss $ (379,765) $ (1,126,276)
Net realized gain (loss) (23,351,554) 15,518,297
Net change in unrealized appreciation (depreciation) (19,241,433) (5,524,730)
Increase (Decrease) in Net Assets Resulting from Operations
(42,972,752) 8,867,291
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
– (24,201,298)
CAPITAL SHARE TRANSACTIONS
Sale of shares 34,512,956 35,793,465
Reinvestment of distributions – 22,707,455
Redemption of shares
(19,104,305) (20,983,404)
Redemption fees
1,752 2,361
Increase in Net Assets from Capital Share Transactions
15,410,403 37,519,877
Increase (Decrease) in Net Assets
(27,562,349) 22,185,870
NET ASSETS
Beginning of Period
105,111,335 82,925,465
End of Period
$ 77,548,986 $ 105,111,335
SHARE TRANSACTIONS
Sale of shares 1,633,292 1,101,079
Reinvestment of distributions – 915,993
Redemption of shares
(1,004,378) (644,518)
Increase in Shares
628,914 1,372,554

Lisanti Small Cap Growth Fund
FINANCIAL HIGHLIGHTS
11
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
June 30, 2022
For the Years Ended December 31,
2021 2020 2019 2018 2017
NET ASSET VALUE,
Beginning of Period
$ 25.95 $ 30.96 $ 21.76 $ 17.71 $ 18.81 $ 18.74
INVESTMENT OPERATIONS
Net investment loss (a) (0.08) (0.38) (0.28) (0.25) (0.21) (0.33)
Net realized and
unrealized gain (loss)
(9.30) 3.32 11.66 4.78 (0.12) 5.43
Total from Investment
Operations
(9.38) 2.94 11.38 4.53 (0.33) 5.10
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– (7.95) (2.18) (0.48) (0.77) (5.03)
Total Distributions to
Shareholders
– (7.95) (2.18) (0.48) (0.77) (5.03)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of
Period
$ 16.57 $ 25.95 $ 30.96 $ 21.76 $ 17.71 $ 18.81
TOTAL RETURN
(36.15)%(c) 10.69% 52.85% 25.62% (1.90)% 27.78%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of Period
(000s omitted) $ 77,549 $ 105,111 $ 82,925 $ 50,637 $ 33,801 $ 13,919
Ratios to Average Net
Assets:
Net investment loss (0.79)%(d) (1.14)% (1.17)% (1.20)% (1.02)% (1.61)%
Net expenses 1.35%(d) 1.35% 1.35% 1.35% 1.37% 1.80%
Gross expenses (e) 1.59%(d) 1.61% 1.78% 1.98% 2.32% 3.15%
PORTFOLIO TURNOVER
RATE 165%(c) 264% 314% 252% 220% 294%
footertext
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2022
12
Note 1. Organization
The Lisanti Small Cap Growth Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The
Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The
Fund commenced operations on February 27, 2004. The Fund seeks maximum capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting
Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”
These financial statements are prepared in accordance with accounting principles generally accepted in the
United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of
Trustees if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 3, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2022
13
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of June 30, 2022, for the Fund’s investments is included in the Fund’s
Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Distributions to shareholders of net capital gains and foreign currency gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2022
14
on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a
U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of
June 30, 2022, there are no uncertain tax positions that would require financial statement recognition, de-
recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the
Fund’s balance sheet.
Redemption Fees – A shareholder who redeems or exchanges shares within 30 days of purchase will incur a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations.
The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in Net Assets.
Note 3. Fees and Expenses
Investment Adviser – Lisanti Capital Growth, LLC (the “Adviser”) is the investment adviser to the Fund.
Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.95% of the Fund’s average daily net assets.
Shareholder Service Plan – The Trust has adopted a shareholder service plan for the Fund under which the
Fund may reimburse the Fund’s administrator for amounts paid by the administrator for providing shareholder service activities that are not otherwise provided by the transfer agent. The Fund’s administrator may make such payments to various financial institutions, including the Adviser, that provide shareholder servicing to

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2022
15
their customers invested in the Fund in amounts of up to 0.25% annually of the average daily net assets of the Fund.
Distribution – Foreside Fund Services, LLC (the “Distributor”), a wholly owned subsidiary of Foreside
Financial Group, LLC (doing business as ACA Group), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or
Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund
Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the
Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer
and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman).
The Audit Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-
of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total annual fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, proxy expenses, and extraordinary expenses) to 1.35% through April 30, 2023. Other Fund service providers have voluntarily agreed to waive a portion of their fees. The contractual waivers may only be raised or eliminated with the consent of the Board and voluntary fee waivers may be reduced or eliminated at any time. For the period ended June 30, 2022 , fees waived were as follows:
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense
Investment Adviser
Fees Waived Other Waivers
Total Fees Waived
and Expenses
Reimbursed
$ 86,019 $ 29,383 $ 115,402

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2022
16
reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or
Expense Reimbursement to exceed the lesser of (i) the then-current expense cap and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of June 30, 2022, $480,592 is subject to recapture by the Adviser.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended June 30, 2022, totaled $169,380,920 and $153,413,904, respectively.
Note 6. Federal Income Tax
As of June 30, 2022 , the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized appreciation consists of:
As of December 31, 2021, distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.
For tax purposes, the current year post October loss was $ 558,002 (realized during the period November 1,
2021 through December 31, 2021 ). This loss was recognized for tax purposes on the first business day of the Fund’s current fiscal year, January 1, 2022.
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required.
Gross Unrealized Appreciation $ 2,766,111
Gross Unrealized Depreciation (6,352,865)
Net Unrealized Depreciation $ (3,586,754)
Undistributed Long-Term Gain
$ 1,685,282
Capital and Other Losses
(558,002)
Unrealized Appreciation
15,262,713
Total
$ 16,389,993

Lisanti Small Cap Growth Fund
ADDITIONAL INFORMATION
June 30, 2022
17
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800)
441-7031 and on the U.S. Securities and Exchange Commission's (the "SEC") website at www.sec.gov.
The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (800) 441-7031 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 through June 30, 2022.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees and exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs

Lisanti Small Cap Growth Fund
ADDITIONAL INFORMATION
June 30, 2022
18
of owning different funds. In addition, if these transactional costs had been included, your costs would have been higher.
Beginning
Account Value
January 1, 2022
Ending
Account Value
June 30, 2022
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 638.54 $ 5.48 1.35%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,018.10 $ 6.76 1.35%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365 to reflect the half-year period.

Lisanti Small Cap Growth Fund
P.O. Box 588
Portland, ME 04112
(800) 441-7031
www.lisantismallcap.com
Investment Adviser
Lisanti Capital Growth, LLC
777 Third Avenue, 14th Floor
New York, NY 10017
Distributor
Foreside Fund Services, LLC
Three Canal Plaza
Suite 100
Portland, ME 04101
www.foreside.com
This report is submitted for the general
information of the shareholders of the
Fund. It is not authorized for distribution
to prospective investors unless preceded or
accompanied by an effective prospectus, which
includes information regarding the Fund’s
risks, objectives, fees and expenses, experience
of its management and other information.
228 - SAR - 0622

Semi-Annual Report
JUNE 30, 2022
( Unaudited )

Table of Contents
A Message to Our Shareholders 1
Performance Chart and Analysis 7
Schedule of Investments 8
Statement of Assets and Liabilities 11
Statement of Operations 12
Statements of Changes in Net Assets 13
Financial Highlights 14
Notes to Financial Statements 15
Additional Information 22

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2022
Dear Fellow Shareholder,
Rising inflation and increasing interest rates left few market segments unscathed during the six-month period. The MSCI
World Index suffered the biggest first-half year percentage drop on record, while the S&P 500 fell 21%, its steepest percentage drop for the first six months of a year since 1970. Investment-grade bonds lost 11%, posting their worst start to a year in history. Seemingly the only thing that rose was oil prices, which surged above $100 a barrel and U.S. gas prices hit new highs, as the Russia-Ukraine war curtailed imports from the region. In this context, the MSCI World Index was down
-20.51%; the Polaris Global Value Fund (“the Fund”) outperformed, down -16.96%.
From a sector perspective, the Fund had absolute positive returns in health care and energy, while outperforming the benchmark in most cyclical sectors. More than half of health care stocks gained, including United Therapeutics, Jazz
Pharmaceuticals, AbbVie Inc, United Health and Elevance Health. Holdings in the consumer discretionary sector detracted most on the back of inflation and the equally daunting prospect of a recession; discretionary spends are typically the first to cut in such environments. Financials underwhelmed during the period on the same premise as described above: recessionary concerns about lower loan demand and higher defaults.
At the country level, the Fund’s significant underweight relative to the benchmark in a soured United States market was a major contributor to outperformance. The Fund also got a boost from several holdings in emerging markets. Stock selection in the overweight U.K. sector hurt results.
Polaris was the recipient of a 2022 Refinitiv Lipper Fund Award. The Polaris Global Value Fund posted the strongest risk-
adjusted returns in the global multi-cap value fund category for the 10-year period through November 30, 2021. In the
Refinitiv Lipper Global Multi-Cap Value Fund Universe, a total of 64 funds over a 10-year period were eligible for this category distinction. The Fund has been recognized with Lipper Awards many times in the past, including 2014, 2015, 2016,
2017, 2018, 2019, 2020 and 2021, entering the rankings for 3-, 5- and 10-year periods.
*Inception-to-date (Inception 7/31/1989)
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Returns for more than one year are annualized. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.
For the most recent month end performance, please call (888) 263-5594. Short‐term performance is not a good indication of the Fund's future performance, and an investment should not be made based solely on returns. As stated in the current prospectus, the Fund’s total annual operating expense ratio is 1.21%. The Fund’s annual operating expense ratio has been reduced to 0.99%, effective as of January 1, 2014 through April 30, 2023, due to the Adviser’s contractual agreement to waive its fee and/or reimburse expenses to limit Total Annual Fund Operating Expenses. Shares redeemed or exchanged within 180 days of purchase will be charged a 1.00% fee. Fund performance returns shown do not reflect this fee; if reflected, the returns would have been lower.
2022 Annualized As of  June 30, 2022
YTD Q II Q I 1 Yr 3 Yrs 5 Yrs 10 Yrs 15 Yrs 20 Yrs ITD
Polaris Global Value Fund -16.96% -12.94% -4.62% -15.85% 3.29% 3.71% 8.86% 4.28% 7.76% 8.77%
MSCI World Index, net dividends reinvested -20.51% -16.19% -5.15% -14.34% 7.00% 7.67% 9.51% 5.19% 7.32% 6.64%

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2022
SIX MONTH PERFORMANCE ANALYSIS:
United Therapeutics (UTHR) was the Fund’s leading contributor in the health care sector, as the U.S.-based biotech company received U.S. Food and Drug Administration (FDA) approval of its Tyvaso dry power inhaler. UTHR now has a market-
leading franchise in pulmonary drugs, while continue to expand is pipeline with the creation of a 3-D printed lung. Jazz
Pharmaceuticals posted strong earnings, pointing to its five-year plan of strategic product launches and market share gains from Zywav. AbbVie reported upbeat full year guidance, as its immunology and hematology drug treatments gained traction while its ulcerative colitis drug, Rinvoq, was approved by the FDA. New drug sales are expected to absorb lost revenue when AbbVie’s Humira goes off patent in 2023. U.S. insurers UnitedHealth Group and Elevance Health (formerly Anthem
Inc.) both had good first quarter 2022 results, with a rise in revenues and member enrollments. With rising profitability, both insurers raised earnings expectations for the full year.
During the first quarter of 2022, oil prices raced higher on the back of growing demand and tight supply. The trend continued
through much of the second quarter as well. As oil prices rose, Marathon Petroleum and Williams Companies gained in excess of 20%. U.S.-based oil refiner, Marathon, started up the Dickinson renewable diesel facility and continued converting the Martinez refinery into a renewable fuels facility. Williams Companies, an operator of natural gas energy infrastructure, noted gains in its gathering and process operations. Sentiment on natural gas appears to be shifting as a viable alternative in light of rising consumer energy costs, and Williams is at the center of this industry in the U.S., with record volume delivery on its Transco interstate pipeline.
Among other top individual performers were German telecom, Deutsche Telekom (DT), and defense IT cybersecurity firm,
Science Applications International (SAIC). SAIC posted higher revenue, earnings per share and net bookings on the back of Russian cyber warfare concerns; the company subsequently boosted guidance. SAIC also announced the acquisition of Halfaker & Associates, intending to expand its digital technology footprint in the public health sector. DT reported respectable quarterly results and raised full year guidance on the back of its U.S. T-Mobile business. T-Mobile grew high single digits as it continues to take market share from Verizon and AT&T. DT also announced the sale of its 40,000+ cell tower portfolio across Germany and Austria, seeking to fetch a price of $22 billion. The sale is expected to cut DT’s debt and fund the acquisition of a higher ownership stake in T-Mobile.
The Federal Reserve and other central banks worldwide raised interest rates in an attempt to cool inflation; however, there is a fine balance between taming inflation and avoiding a recession. In the face of dour economic prospects, cyclical sectors were shunned in favor of traditional defensives. As a result, the Fund’s holdings in materials, financials and consumer discretionary detracted most from returns.
Amcor, the U.K. consumer packaging company, was the top contributor in an otherwise underwhelming materials sector.
The company delivered strong numbers on product mix and price increases. Investors also lauded Amcor’s strategic acquisition of ExxonMobil’s Exxtend technology, which will increase the amount of recycled content in its packaging.
With inflationary raw material prices, chemical/packaging companies saw a margin squeeze. Berry Global Group, BASF
SE, Solvay SA and a few other stocks suffered double-digit declines as these companies have yet to raise downstream prices enough to offset higher raw material prices. The investment team marked down the position in Alrosa PJSC, the Russian diamond miner, to effectively zero in light of the ongoing sanctions, and will likely divest Alrosa when restrictions are lifted.

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2022
Among financials, the stock price of flatexDEGIRO AG halved during the semi-annual period on general market volatility.
The German online discount brokerage firm actually posted higher quarterly revenues and added to its customer base, but numbers failed to meet analyst expectations. A handful of U.S. banks also declined, as aggressive interest rate increases had an immediate impact on short-term rates, causing a temporarily inverted yield curve. But these rates should eventually prove a positive to net interest margins, as banks take advantage of the difference between interest paid to customers and interest earned by investing.
High gas prices had a deleterious impact on purchasing power as end consumers, especially in the lower- and middle-
income brackets, forsook discretionary buys in favor of staples. The spending dilemma worsened by the higher price of goods – from cars and apparel retailers to televisions and appliances. As a result, stocks like Crocs, Inc. and Sony Group
Corp declined in excess of -30% for the six month period ended June 30, 2022, notwithstanding good fundamentals. Despite reporting positive operations and outlook, homebuilders Bellway and Taylor Wimpey were hit hard on the ongoing cost burdens and uncertainties around cladding and remediating fire safety defects in U.K. buildings.
For the six-month period, we sold Sumitomo Mitsui Trust Holding, Andritz AG, Laboratory Corp. of America, LG
Electronics and Svenska Handelsbanken in favor of more defensive plays. For example, the consumer staples sector has been trading at an extreme discount to its own history; consumers will purchase food staples regardless of inflation or recession. Therefore, we purchased British frozen foods company, Nomad Foods. Financials continued to have some of the cheapest valuations, having struggled with low interest rates for years; it is only a matter of time before higher interest rates boost financials’ net interest margins. We purchased SLM Corp. in this context, and the company’s recent quarterly results are already bearing fruit. Other new buys included Sally Beauty Holdings and The Carlyle Group, as well as Open Text
Corp and NOV Inc. NOV Inc., an oil services equipment company that provides equipment and rigs for oil exploration and production, is likely to be a late-stage beneficiary of the current oil industry environment. These more defensive investments may provide downside protection in the event of more economic volatility as the Russian-Ukraine conflict and higher interest rates weigh on economic activity.
The following table shows the Fund’s asset allocation at June 30, 2022.
Table may not cross foot due to rounding.
MSCI
World
Index
Portfolio
Weight Energy Utilities Materials Industrials
Consumer
Discretionary
Consumer
Staples
Health
Care Financials
Info.
Tech.
Comm.
Services
Real
Estate Cash
N. America
72.3%
50.2% 4.7% 1.0% 3.6% 5.5% 3.6% 2.6% 8.6% 13.1% 5.6% 2.0% 0.0% 0.0%
Japan
6.2%
7.9% 0.0% 0.0% 0.6% 1.4% 2.0% 0.8% 0.0% 0.0% 1.1% 1.1% 1.0% 0.0%
Other Asia
3.5%
8.4% 0.0% 0.0% 0.0% 0.8% 2.1% 0.0% 0.0% 1.7% 2.8% 0.9% 0.0% 0.0%
Europe
15.8%
24.6% 0.0% 0.0% 5.5% 2.5% 4.7% 1.4% 3.0% 4.0% 0.0% 3.4% 0.0% 0.0%
Scandinavia
2.2%
5.5% 0.0% 0.0% 1.2% 1.6% 0.2% 0.0% 0.0% 2.4% 0.0% 0.0% 0.0% 0.0%
Africa & S.
America
0.0%
1.2% 0.0% 0.0% 0.8% 0.0% 0.0% 0.0% 0.0% 0.5% 0.0% 0.0% 0.0% 0.0%
Cash
0.0%
2.2% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 1.3%
Portfolio Totals 100.0% 4.7% 1.0% 11.7% 11.7% 12.6% 4.8% 11.6% 21.6% 9.6% 7.5% 1.0% 2.2%
MSCI World Weight 5.0% 3.2% 4.3% 9.9% 10.6% 7.8% 14.1% 13.6% 21.1% 7.6% 2.9% 0.0%

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2022
INVESTMENT ENVIRONMENT AND STRATEGY:
After more than 10 years of economic expansion, when annual worldwide consumer price inflation averaged a paltry 2.4%
(per World Bank statistics), consumers are now dealing with price increases of magnitudes they haven’t faced in several decades. The COVID-19 pandemic caused sudden shifts in consumer spending and manufacturing, as plants shut down on social distancing requirements. Inventory dwindled and supply chains dried up. In whipsaw fashion, consumerism resumed as COVID restrictions eased; production and supply chains failed to match pace with pent up demand. Ongoing supply chain disruptions led to increased price pressures, starting with companies’ raw materials and input costs that flowed through to the end consumer. Inflation persists even though global central banks keep raising interest rates; more draconian measures may be necessary to temper inflation, which will inevitably lead to a recession. The economic slowdown will be hastened by impediments to global trade, most notably the Russia-Ukraine conflict, sanctions impacting critical supplies and materials, less favorable relations between the West and Russia and China and more European fiscal funds diverted to defense.
Our view is that central banks will attempt to balance the need to control inflation but if their actions substantially increase interest rates this could increase government borrowing costs so much that it will impair the fiscal balance of governments.
We remain concerned such a scenario looks very much like an organization in financial distress. Hence, if inflation can somehow erode the value of government debt it may be a better alternative that a debt restructuring that will have broad implications for sovereign credit ratings.
Meanwhile, the substantial declines in the real value of debt portfolios are greater than investors have seen in history. For this reason, we are firmly of the view that equity portfolios are a better alternative, since companies can and are adjusting prices of their goods and services to allow cash flow to grow in nominal and real terms. Within equity markets, we have seen how just small increases in interest rates have caused large losses in highly valued stocks, with the Nasdaq 100 Index
(comprised of FAANG stocks and similar ilk) down -29.5% year-to-date. Again, we emphasize value investments that generate sustainable cash flows over multiple market cycles should perform better.
Given the potential for a recession, we aim to strategically reposition the Fund, adding more defensive companies and reducing weightings in economically-sensitive sectors and geographies. We are carefully assessing companies with higher debt levels that may be negatively impacted by higher interest rates, and will update the Fund’s holdings as our research dictates. We intend to purchase opportunistically on further downturns, seeking new companies that further de-risk and diversify the Fund. We expect that our patient, fundamental research efforts, on a backdrop of macro-economics, will allow us to continue to outperform in this trying climate.
As always, we welcome your questions and comments.
Sincerely,
Bernard R. Horn, Jr., Shareholder and Portfolio Manager

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2022
As of June 30, 2022, the Fund’s largest equity holdings and the percentages they represent in the Fund’s portfolio market value were as follows and are subject to change:
The Fund’s annual performance as compared to the benchmark has been as follows:
Historical Calendar Year Annual Returns (years ended December 31)
Percentage of
Issuer
Total Market
Value
United Therapeutics Corp. 2.2%
Marathon Petroleum Corp. 2.2%
Elevance Health, Inc. 1.7%
Popular, Inc. 1.7%
AbbVie, Inc. 1.6%
Percentage of
Issuer
Total Market
Value
Chubb, Ltd. 1.6%
CVS Health Corp. 1.6%
General Dynamics Corp. 1.6%
Williams Cos., Inc. 1.5%
UnitedHealth Group, Inc. 1.5%
Polaris Global Value Fund MSCI World Index
2021 15.3 6% 21.82%
2020 6.6 8% 15.90%
2019 22.79% 27.67%
2018 -12.66% -8.71%
2017 20.61% 22.40%
2016 11.67% 7.51%
2015 1.55% -0.87%
2014 3.68% 4.94%
2013 36.94% 26.68%
2012 21.00% 15.83%
2011 -8.16% -5.54%
2010 20.64% 11.76%
2009 35.46% 29.99%
2008 -46.19% -40.71%
2007 -3.97% 9.04%
2006 24.57% 20.07%
Polaris Global Value Fund MSCI World Index
2005 10.52% 9.49%
2004 23.63% 14.72%
2003 47.06% 33.11%
2002 3.82% -19.89%
2001 2.21% -16.82%
2000 -5.82% -13.18%
1999 16.50% 24.94%
1998 -8.85% 24.34%
1997 34.55% 15.76%
1996 23.34% 13.48%
1995 31.82% 20.72%
1994 -2.78% 5.08%
1993 25.70% 22.50%
1992 9.78% -5.23%
1991 17.18% 18.28%
1990 -11.74% -17.02%

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2022
IMPORTANT INFORMATION
The Fund invests in securities of foreign issuers, including issuers located in countries with emerging capital markets.
Investments in such securities entail certain risks not associated with investments in domestic securities, such as volatility of currency exchange rates, and in some cases, political and economic instability and relatively illiquid markets. Options trading involves risk and is not suitable for all investors. Fund performance includes reinvestment of dividends and capital gains. During the period, some of the Fund’s fees were waived or expenses reimbursed. In the absence of these waivers and reimbursements, performance figures would be lower.
On June 1, 1998, a limited partnership managed by the adviser reorganized into the Fund. The predecessor limited partnership maintained an investment objective and investment policies that were, in all material respects, equivalent to those of the
Fund. The Fund’s performance for the periods before June 1, 1998 is that of the limited partnership and includes the expenses of the limited partnership. If the limited partnership’s performance had been readjusted to reflect the second year expenses of the Fund, the Fund’s performance for all the periods would have been lower. The limited partnership was not registered under the Investment Company Act of 1940 and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected its performance.
The MSCI World Index measures the performance of a diverse range of global stock markets in the United States, Canada,
Europe, Australia, New Zealand, Israel and the Far East. The MSCI World Index is unmanaged and does include the reinvestment of dividends, net of withholding taxes. The S&P 500 Total Return Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The Nasdaq
100 Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock
Market based on market capitalization. The Nasdaq 100 Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. One cannot invest directly in an index.
The views in this letter were those of the Fund manager as of June 30, 2022 and may not reflect the views of the manager after the publication date. These views are intended to assist shareholders of the Fund in understanding their investment and do not constitute investment advice.
DEFINITIONS: “FAANG” is an acronym that refers to the stocks of five prominent American technology companies: Meta
(formerly known as Facebook), Amazon, Apple, Netflix and Alphabet (formerly known as Google).
Past performance is no guarantee of future results. The Refinitiv Lipper Fund Awards are based on the Lipper Leader for
Consistent Return rating, which is a risk-adjusted performance measure calculated over 36, 60 and 120 months. The fund with the highest Lipper Leader for Consistent Return (Effective Return) value in each eligible classification wins the Lipper
Fund Award. The Refinitiv Lipper Fund Awards, granted annually, highlight funds and fund companies that have excelled in delivering consistently strong risk-adjusted performance relative to their peers. Additional information is available at www.
lipperfundawards.com.

Polaris Global Value Fund
PERFORMANCE CHART AND ANALYSIS
JUNE 30, 2022
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Polaris
Global Value Fund (the “Fund”) compared with the performance of the benchmark, MSCI World Index, over the past ten fiscal years. The MSCI World
Index captures large and mid cap representation across 23 developed markets countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United
Kingdom and the United States. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Polaris Global Value Fund vs. MSCI World Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 1.21%. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.99%, through April 30, 2023 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the
Board of Trustees. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. Shares redeemed or exchanged within 180 days of purchase will be charged a 1.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. Because of ongoing market volatility, Fund performance may be subject to substantial short-term changes. For the most recent month-end performance, please call (888)
263-5594.
Average Annual Total Returns
Periods Ended June 30, 2022 One Year Five Year Ten Year
Polaris Global Value Fund -15.85% 3.71% 8.86%
MSCI World Index -14.34% 7.67% 9.51%

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS
JUNE 30, 2022
8
See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 97.6%
Belgium - 0.8%
36,870 Solvay SA, Class A $ 2,987,484
Canada - 6.0%
707,500 Lundin Mining Corp. 4,485,084
71,230 Magna International, Inc. 3,911,231
140,237 Methanex Corp. 5,356,940
122,700 Open Text Corp. 4,641,285
78,668 Toronto-Dominion Bank 5,158,768
23,553,308
Chile - 0.7%
210,600 Antofagasta PLC 2,960,998
China - 0.8%
1,990,000 Weichai Power Co., Ltd. 3,159,938
Colombia - 0.5%
228,500 Bancolombia SA 1,871,430
France - 3.8%
132,000 Cie Generale des Etablissements
Michelin SCA 3,593,106
54,107 IPSOS 2,568,575
101,876 Publicis Groupe SA 4,981,466
40,353 Vinci SA 3,592,782
14,735,929
Germany - 5.7%
60,500 BASF SE 2,632,725
238,642 Deutsche Telekom AG 4,738,108
167,400 flatexDEGIRO AG
(a)
1,592,876
85,272 Fresenius SE & Co. KGaA 2,582,527
27,200 Hannover Rueck SE 3,947,837
63,600 HeidelbergCement AG 3,055,219
16,600 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 3,900,176
22,449,468
Ireland - 1.9%
1,829,141 Greencore Group PLC
(a)
2,211,028
33,200 Jazz Pharmaceuticals PLC
(a)
5,179,532
7,390,560
Italy - 0.4%
2,399,507 TREVI - Finanziaria Industriale
SpA
(a)
1,418,214
Japan - 7.9%
98,600 Asahi Group Holdings, Ltd. 3,230,226
248,400 Brother Industries, Ltd. 4,366,406
367,000 Daicel Corp. 2,269,406
43,900 Daito Trust Construction Co., Ltd. 3,788,834
150,500 Honda Motor Co., Ltd. 3,652,686
Shares Security Description Value
Japan - 7.9% (continued)
131,900 KDDI Corp. $ 4,169,510
586,500 Marubeni Corp. 5,290,949
49,400 Sony Group Corp. 4,039,601
30,807,618
Norway - 3.6%
243,896 DNB Bank ASA 4,371,690
329,537 SpareBank 1 SR-Bank ASA 3,569,814
158,654 Sparebanken Vest 1,404,574
116,600 Yara International ASA 4,872,490
14,218,568
Puerto Rico - 1.6%
84,300 Popular, Inc. 6,485,199
Russia - 0.0%
3,148,600 Alrosa PJSC
(b)
572
Singapore - 1.0%
201,750 United Overseas Bank, Ltd. 3,811,947
South Korea - 5.7%
18,600 Hyundai Mobis Co., Ltd. 2,850,739
91,400 Kia Corp. 5,441,482
369,315 LG Uplus Corp. 3,626,592
80,766 Samsung Electronics Co., Ltd. 3,545,642
97,000 Shinhan Financial Group Co., Ltd. 2,767,907
57,400 SK Hynix, Inc. 4,022,951
22,255,313
Sweden - 1.9%
119,300 Duni AB, Class A
(a)
951,625
100,203 Loomis AB 2,437,059
272,600 SKF AB, Class B 4,010,489
7,399,173
Switzerland - 2.6%
31,544 Chubb, Ltd. 6,200,919
47,900 Novartis AG 4,056,686
10,257,605
Taiwan - 0.9%
640,000 Catcher Technology Co., Ltd. 3,562,312
United Kingdom - 9.4%
348,500 Amcor PLC 4,331,855
708,411 Babcock International Group PLC
(a)
2,662,934
138,311 Bellway PLC 3,613,135
60,128 Bunzl PLC 1,990,140
4,681,050 Cineworld Group PLC
(a)
1,196,631
442,719 Inchcape PLC 3,748,202
15,513 Linde PLC 4,460,453
239,838 Mondi PLC 4,247,943
53,928 Next PLC 3,846,889
171,300 Nomad Foods, Ltd.
(a)
3,424,287

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS
JUNE 30, 2022
9
See Notes to Financial Statements.
At June 30, 2022, the Fund held the following exchange traded futures contracts:
Shares Security Description Value
United Kingdom - 9.4% (continued)
2,488,317 Taylor Wimpey PLC $ 3,533,362
37,055,831
United States - 42.4%
40,551 AbbVie, Inc. 6,210,791
142,300 Allison Transmission Holdings, Inc. 5,471,435
51,200 Arrow Electronics, Inc.
(a)
5,739,008
81,700 Avnet, Inc. 3,503,296
76,400 Berry Global Group, Inc.
(a)
4,174,496
103,900 Brookline Bancorp, Inc. 1,382,909
14,200 Cambridge Bancorp 1,174,340
45,800 Capital One Financial Corp. 4,771,902
45,951 Carter's, Inc. 3,238,626
363,600 Cinemark Holdings, Inc.
(a)
5,461,272
219,774 Colony Bankcorp, Inc. 3,316,389
67,676 Crocs, Inc.
(a)
3,293,791
66,400 CVS Health Corp. 6,152,624
62,335 Dime Community Bancshares, Inc. 1,848,233
13,700 Elevance Health, Inc. 6,611,346
21,800 FedEx Corp. 4,942,278
27,467 General Dynamics Corp. 6,077,074
49,800 Ingredion, Inc. 4,390,368
82,300 Intel Corp. 3,078,843
108,963 International Bancshares Corp. 4,367,237
40,200 JPMorgan Chase & Co. 4,526,922
25,800 M&T Bank Corp. 4,112,262
103,982 Marathon Petroleum Corp. 8,548,360
19,400 Microsoft Corp. 4,982,502
52,076 NextEra Energy, Inc. 4,033,807
222,722 NOV, Inc. 3,766,229
46,600 Premier Financial Corp. 1,181,310
290,200 Sally Beauty Holdings, Inc.
(a)
3,459,184
52,100 Science Applications International
Corp. 4,850,510
271,500 SLM Corp. 4,327,710
107,200 The Carlyle Group, Inc. 3,393,952
65,000 Tyson Foods, Inc., Class A
(c)
5,593,900
36,600 United Therapeutics Corp.
(a)
8,624,424
11,668 UnitedHealth Group, Inc. 5,993,035
187,700 Warner Bros Discovery, Inc.
(a)
2,518,934
120,438 Webster Financial Corp. 5,076,462
192,500 Williams Cos., Inc. 6,007,925
166,203,686
Total Common Stock (Cost $353,515,686) 382,585,153
Shares
Security
Description
Exercise
Price Exp. Date Value
Warrants - 0.0%
10,863 TREVI -
Finanziaria
Industriale
SpA
(a)
(Cost
$1,001,311) $ 1.30 05/05/25 $ 45,843
Shares Security Description Value
Money Market Fund - 1.7%
6,579,345 Northern Institutional
Treasury Portfolio
Premier Shares, 1.16%
(d)
(Cost $6,579,345) 6,579,345
Investments, at value - 99.3% (Cost $361,096,342) $ 389,210,341
Total Written Options - 0.0% (Premiums Received
$(254,130)) (650)
Other Assets & Liabilities, Net - 0.7% 2,748,398
Net Assets - 100.0% $ 391,958,089
PJSC Public Joint Stock Company
PLC Public Limited Company
(a) Non-income producing security.
(b) Security fair valued in accordance with procedures adopted by the
Board of Trustees. At the period end, the value of these securities amounted to $572 or 0.0% of net assets.
(c) Subject to call option written by the Fund.
(d) Dividend yield changes daily to reflect current market conditions.
Rate was the quoted yield as of June 30, 2022.
Contracts
Security
Description
Strike
Price
Exp.
Date
Notional
Contract
Value Value
Written Options - 0.0%
Call Options Written - 0.0%
(650)
Tyson
Foods, Inc.
(Premiums
Received
$(254,130)) $ 100.00 07/22 $ 5,593,900 $ (650)

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS
JUNE 30, 2022
10
See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as Written Options, which are reported at their market value at period end.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Belgium $ 2,987,484 $ – $ – $ 2,987,484
Canada 23,553,308 – – 23,553,308
Chile 2,960,998 – – 2,960,998
China 3,159,938 – – 3,159,938
Colombia 1,871,430 – – 1,871,430
France 14,735,929 – – 14,735,929
Germany 22,449,468 – – 22,449,468
Ireland 7,390,560 – – 7,390,560
Italy 1,418,214 – – 1,418,214
Japan 30,807,618 – – 30,807,618
Norway 14,218,568 – – 14,218,568
Puerto Rico 6,485,199 – – 6,485,199
Russia – – 572 572
Singapore 3,811,947 – – 3,811,947
South Korea 22,255,313 – – 22,255,313
Sweden 7,399,173 – – 7,399,173
Switzerland 10,257,605 – – 10,257,605
Taiwan 3,562,312 – – 3,562,312
United Kingdom 37,055,831 – – 37,055,831
United States 166,203,686 – – 166,203,686
Warrants 45,843 – – 45,843
Money Market Fund – 6,579,345 – 6,579,345
Investments at Value $ 382,630,424 $ 6,579,345 $ 572 $ 389,210,341
Total Assets $ 382,630,424 $ 6,579,345 $ 572 $ 389,210,341
Liabilities
Other Financial
Instruments*
Written Options (650) – – (650)
Total Liabilities $ (650) $ – $ – $ (650)
Common Stock
Balance as of 12/31/21 $ -
Transfers in from Level 1 572
Balance as of 06/30/22
$ 572
Net change in unrealized depreciation from
investments held as of 12/31/21 $ (5,148,643)
PORTFOLIO HOLDINGS
% of Total Investments
Communication Services 7.5%
Consumer Discretionary 12.6%
Consumer Staples 4.9%
Energy 4.7%
Financials 21.7%
Health Care 11.7%
Industrials 11.8%
Information Technology 9.6%
Materials 11.8%
Real Estate 1.0%
Utilities 1.0%
Warrants 0.0%
Money Market Fund 1.7%
Written Options 0.0%
100.0%

Polaris Global Value Fund
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2022
See Notes to Financial Statements.
* Shares redeemed or exchanged within 180 days of purchase are charged a 1.00% redemption fee.
ASSETS
Investments, at value (Cost $361,096,342) $ 389,210,341
Receivables:
Fund shares sold 105,194
Investment securities sold 1,757,399
Dividends 1,304,889
Prepaid expenses 30,363
Total Assets
392,408,186
LIABILITIES
Call options written, at value (Premiums received $254,130) 650
Payables:
Fund shares redeemed 82,452
Accrued Liabilities:
Investment adviser fees 266,471
Fund services fees 33,497
Other expenses 67,027
Total Liabilities
450,097
NET ASSETS
$ 391,958,089
COMPONENTS OF NET ASSETS
Paid-in capital $ 347,250,892
Distributable earnings 44,707,197
NET ASSETS
$ 391,958,089
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 14,630,151
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE* $ 26.79

Polaris Global Value Fund
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2022
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $388,239) $ 7,298,418
Total Investment Income
7,298,418
EXPENSES
Investment adviser fees 2,275,455
Fund services fees 264,456
Custodian fees 51,830
Registration fees 12,587
Professional fees 30,130
Trustees' fees and expenses 7,039
Other expenses 124,555
Total Expenses 2,766,052
Fees waived
(513,365)
Net Expenses
2,252,687
NET INVESTMENT INCOME
5,045,731
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments
6,384,620
Foreign currency transactions
(47,066)
Written options
(60,108)
Net realized gain
6,277,446
Net change in unrealized appreciation (depreciation) on:
Investments
(93,118,037)
Foreign currency translations
(59,505)
Written options
204,785
Net change in unrealized appreciation (depreciation)
(92,972,757)
NET REALIZED AND UNREALIZED LOSS
(86,695,311)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (81,649,580)

Polaris Global Value Fund
STATEMENTS OF CHANGES IN NET ASSETS
See Notes to Financial Statements.
For the Six Months
Ended
June 30, 2022
For the Year
Ended
December 31, 2021
OPERATIONS
Net investment income $ 5,045,731 $ 7,526,532
Net realized gain 6,277,446 20,685,590
Net change in unrealized appreciation (depreciation) (92,972,757) 40,453,928
Increase (Decrease) in Net Assets Resulting from Operations
(81,649,580) 68,666,050
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
– (19,470,505)
CAPITAL SHARE TRANSACTIONS
Sale of shares 14,204,861 48,232,645
Reinvestment of distributions – 18,438,772
Redemption of shares
(33,395,502) (73,837,293)
Redemption fees
3,305 26,417
Decrease in Net Assets from Capital Share Transactions
(19,187,336) (7,139,459)
Increase (Decrease) in Net Assets
(100,836,916) 42,056,086
NET ASSETS
Beginning of Period
492,795,005 450,738,919
End of Period
$ 391,958,089 $ 492,795,005
SHARE TRANSACTIONS
Sale of shares 462,764 1,483,117
Reinvestment of distributions – 576,543
Redemption of shares
(1,107,391) (2,265,782)
Decrease in Shares
(644,627) (206,122)

Polaris Global Value Fund
FINANCIAL HIGHLIGHTS
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months
Ended
June 30, 2022
For the Years Ended December 31,
2021 2020 2019 2018 2017
NET ASSET VALUE, Beginning of Period
$ 32.26 $ 29.12 $ 27.72 $ 23.41 $ 27.71 $ 23.32
INVESTMENT OPERATIONS
Net investment income (a) 0.33 0.48 0.32 0.62 0.47 0.37
Net realized and unrealized gain (loss)
(5.80) 3.97 1.53 4.72 (3.97) 4.43
Total from Investment Operations
(5.47) 4.45 1.85 5.34 (3.50) 4.80
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income – (0.50) (0.34) (0.68) (0.77) (0.41)
Net realized gain
– (0.81) (0.11) (0.35) (0.03) –
Total Distributions to Shareholders
– (1.31) (0.45) (1.03) (0.80) (0.41)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Period
$ 26.79 $ 32.26 $ 29.12 $ 27.72 $ 23.41 $ 27.71
TOTAL RETURN
(16.96)%(c) 15.36% 6.68% 22.79% (12.66)% 20.61%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 391,958 $ 492,795 $ 450,739 $ 468,882 $ 422,161 $ 544,750
Ratios to Average Net Assets:
Net investment income 2.22%(d) 1.47% 1.34% 2.35% 1.74% 1.45%
Net expenses 0.99%(d) 0.99% 0.99% 0.99% 0.99% 0.99%
Gross expenses (e) 1.22%(d) 1.21% 1.24% 1.23% 1.23% 1.24%
PORTFOLIO TURNOVER RATE 8%(c) 19% 57% 10% 22% 48%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2022
Note 1. Organization
The Polaris Global Value Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware
statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the
Fund’s shares of beneficial interest without par value. The Fund commenced operations June 1, 1998 after it acquired the net assets of Global Value Limited Partnership (the “Partnership”), in exchange for Fund shares. The Partnership commenced operations on July 31, 1989. The Fund seeks capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards
Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America
(“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day.
In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service.
Forward currency contracts are generally valued based on interpolation of forward curve data points obtained from major banking institutions that deal in foreign currencies and currency dealers. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”)
if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 3, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation
Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2022
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different
NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S.
market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of June 30, 2022, for the Fund’s investments is included at the end of the Fund’s
Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividend income is recorded at the fair market value of the securities received. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2022
the securities purchased by the fund. The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.
The values of each individual written option outstanding as of June 30, 2022, are disclosed in the Fund’s Schedule of
Investments.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Foreign Currency Transactions – The Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of NAV. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.
Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its NAV.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually.
Any net capital gains and foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter
M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of June 30,
2022, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2022
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 180 days of purchase will incur a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Adviser – Polaris Capital Management, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 1.00% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial Group,
LLC (doing business as ACA Group), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings
LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the Statement of Operations.
Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex
Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a
Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman). The Audit
Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2022
of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit annual operating expenses to
0.99% (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses), through April 30, 2023. Other fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. Other Waivers are not eligible for recoupment. For the period ended June 30,
2022, fees waived were as follows:
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended June 30, 2022, were $34,003,298 and $51,112,031, respectively.
Note 6. Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. Premiums received on purchased and written options for period ended June
30, 2022, for any derivative type that was held during the period is as follows:
The Fund’s use of derivatives during the period ended June 30, 2022, was limited to written options.
Following is a summary of the effects of derivatives on the Statement of Assets and Liabilities as of June 30, 2022:
Investment Adviser Fees Waived Other Waivers Total Fees Waived
$ 488,026 $ 25,339 $ 513,365
Written Options $ (1,148,083)
Location: Equity Risk
Liability derivatives:
Call options written $ (650)

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2022
Realized and unrealized gains and losses on derivative contracts during the period ended June 30, 2022, by the Fund are recorded in the following locations on the Statement of Operations:
Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at June 30, 2022.
These amounts may be collateralized by cash or financial instruments.
Note 7. Federal Income Tax
As of June 30, 2022, the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized appreciation were as follows:
As of December 31, 2021, distributable earnings on a tax basis were as follows:
Location: Equity Contracts
Net realized gain (loss) on:
Written options $ (60,108)
Total net realized gain (loss) $ (60,108)
Net change in unrealized appreciation (depreciation) on:
Written options $ 204,785
Total net change in unrealized appreciation (depreciation) $ 204,785
Gross Asset (Liability)
as Presented in the
Statement of Assets
and Liabilities
Financial
Instruments
(Received) Pledged*
Cash Collateral
(Received) Pledged* Net Amount
Liabilities:
Over-the-counter derivatives** (650) 650 – –
* The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
** Over-the-counter derivatives may consist of written options contracts. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation (depreciation), see the
Schedule of Investments.
Gross Unrealized Appreciation $ 73,819,100
Gross Unrealized Depreciation (45,451,621)
Net Unrealized Appreciation $ 28,367,479
Undistributed Ordinary Income
$ 773,476
Undistributed Long-Term Gain
6,852,129
Unrealized Appreciation
118,731,172
Total
$ 126,356,777

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2022
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of
Assets and Liabilities are primarily due to passive foreign investment company transactions, wash sales and return of capital on equity securities.
During the year ended December 31, 2021, the Fund utilized $1,166,745 of capital loss carryforwards to offset capital gains.
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required.

Polaris Global Value Fund
ADDITIONAL INFORMATION
JUNE 30, 2022
Investment Advisory Agreement Approval
At the March 18, 2022 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Fund (the “Advisory
Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board’s behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust’s administrator. During its deliberations, the Board received an oral presentation from the Adviser, and was advised by Trustee counsel.
At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the
Fund by the Adviser, including information on the investment performance of the Fund and Adviser; (2) the costs of the services provided and profitability to the Adviser of its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund compared to a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund’s investors to share in the benefits of economies of scale;
and (5) other benefits received by the Adviser from its relationship with the Fund. In addition, the Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from senior representatives of the Adviser, and a discussion with the
Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers at the Adviser with principal responsibility for the Fund’s investments as well as the investment philosophy and decision-making process of the Adviser and the capability and integrity of the Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representations that the firm is in stable financial condition, that the firm is able to meet its expense reimbursement obligations to the Fund, and that the firm has the operational capability and necessary staffing and experience to continue providing high-quality investment advisory services to the Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, among other relevant factors, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory
Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board considered the performance of the Fund compared to its primary benchmark index, the MSCI World Index. The Board observed that the
Fund underperformed the MSCI World Index for the one-, three-, five- and 10-year periods ended December 31, 2021, and outperformed the primary benchmark index for the 20-year period ended December 31, 2021, and for the period since the Fund’s inception on July 31, 1989. The Board noted the Adviser’s representation that the Fund’s short-term

Polaris Global Value Fund
ADDITIONAL INFORMATION
JUNE 30, 2022
underperformance relative to the primary benchmark could be attributed, in part, to the Fund’s significant underweight exposure to a strong U.S. market during 2021, as well as the Fund’s value bias during a period in which growth stocks outperformed value stocks.
The Board also considered the Fund’s performance relative to an independent peer group identified by Strategic Insight,
Inc. (“Strategic Insight Peers”) as having characteristics similar to those of the Fund. The Board observed that, based on the information provided by Strategic Insight, the Fund underperformed the average of its Strategic Insight Peers for the one-year period ended December 31, 2021 and outperformed the average of its Strategic Insight peers for each of the three-, five-, and ten-year periods ended December 31, 2021. The Board noted the Adviser’s representation that the Fund’s recent underperformance relative to the Strategic Insight peers could again be attributed, at least in part, to the Fund’s underweight exposure to the U.S. markets during a period in which U.S. markets flourished.
In consideration of the Adviser’s investment strategy and the foregoing performance information, among other considerations, the Board determined that the Fund could benefit from the Adviser’s continued management of the Fund.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on actual advisory fee rates and actual total expenses of the Fund’s Strategic Insight peer group. The Board noted that, although the Adviser’s actual advisory fee rate was higher than the median of the Strategic Insight peer group, the Fund’s actual total expense ratio was the lowest of the Strategic Insight peer group. The Board further noted that the
Adviser was currently waiving a portion of its advisory fee in an effort to keep the Fund’s expenses at levels believed by the
Adviser to be attractive to investors. Based on the foregoing and other applicable considerations, the Board concluded that the Adviser’s advisory fee rate charged to the Fund was reasonable.
Costs of Services and Profitability
The Board evaluated information provided by the Adviser regarding the costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund as well as the Adviser’s discussion of costs and profitability of its Fund activities. The Board noted the Adviser’s representation that the Adviser does not maintain separately identifiable profit and loss data specific to the Fund but that the Adviser believed that its compensation was reasonable, including relative to the Adviser’s other clients, and that it incurs additional expenses for regulatory and compliance obligations for its Fund activities compared to the expenses attributable to the Adviser’s other management activities. In addition, the Board noted the contractual expense cap in place for the Fund and the Adviser’s reimbursements. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the Fund were reasonable.
Economies of Scale
The Board considered whether the Fund could benefit from any economies of scale. In this regard, the Board considered the Fund’s fee structure, asset size, net expense ratio, and the fees of comparable advisers, recognizing that an analysis of economies of scale is most relevant when a fund has achieved a substantial size and has growing assets and that, if a

Polaris Global Value Fund
ADDITIONAL INFORMATION
JUNE 30, 2022
fund’s assets are stable or decreasing, the significance of economies of scale may be reduced. The Board reviewed relevant materials and discussed whether the use of breakpoints would be appropriate at this time. Noting the decrease in asset levels in the Fund over the past year and the existence of the Adviser’s ongoing expense limitation arrangements, the Board concluded that the advisory fee remained reasonable in light of the current information provided to the Trustees with respect to economies of scale.
Other Benefits
The Board considered the Adviser’s representation that, aside from its contractual advisory fees, it does not directly benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the contractual fee under the Advisory Agreement was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (888) 263-5594, on the Fund's website at
www.polarisfunds.com, and on the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (888) 263-5594, on the Fund's website at www.polarisfunds.com, and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

Polaris Global Value Fund
ADDITIONAL INFORMATION
JUNE 30, 2022
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from
January 1, 2022 through June 30, 2022.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees and exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees were included, your costs would have been higher.
Beginning
Account Value
January 1, 2022
Ending
Account Value
June 30, 2022
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 830.44 $ 4.49 0.99%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,019.89 $ 4.96 0.99%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365 to reflect the half-year period.

Semi-Annual
Report
JUNE 30, 2022
(Unaudited)
INVESTMENT ADVISER
Polaris Capital Management, LLC
121 High Street
Boston, MA 02110-2475
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
This report is submitted for the general information
of the shareholders of the Fund. It is not authorized
for distribution to prospective investors unless
preceded or accompanied by an effective prospectus,
which includes information regarding the Fund’s
risks, objectives, fees and expenses, experience of its
management and other information.
225-SAR-0622

BEEHX
Semi-Annual Report
June 30, 2022 (Unaudited)

Table of Contents
The views expressed in this report are those of the investment advisor of The BeeHive Fund (the “Fund”) as of June 30, 2022,
and may not reflect its views on the date this report is first published or any time thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice. The Fund is subject to various forms of risk, including the possible loss of principal. Investing in foreign securities entails risks not associated with domestic equities, including economic and political instability and currency fluctuations. Investing in fixed income securities includes the risk that rising interest rates will cause a decline in values. Focused investments in particular industries or market sectors can entail increased volatility and greater market risk than is the case with more broadly diversified investments.
Investments in securities of small and mid-capitalization companies involve the possibility of greater volatility than investments in larger capitalization companies. Investments in American Depositary Receipts involve many of the same risks as investing in foreign securities.
A Message to Our Shareholders 1
Schedule of Investments 5
Statement of Assets and Liabilities 7
Statement of Operations 8
Statements of Changes in Net Assets 9
Financial Highlights 10
Notes to Financial Statements 11
Additional Information 15

The BeeHive Fund
A MESSAGE TO OUR SHAREHOLDERS
June 30, 2022
1
Markets Post Worst First Half of Year In Decades – Wall Street Journal front page headline, July 1, 2022
Dear Shareholders,
The S&P 500 has dropped nearly 20 percent so far this year. In the second quarter alone, it declined more than 16 percent. Bonds were no safe haven. The broadest measure of high-quality bonds fell more than 10 percent, the worst first half in history (in this case,
“history” dates back to about 1970).
We try to avoid rehashing statistics that are readily available in print and online. These numbers are so stark that we feel they deserve prominent mention. However, context is everything, and there are important points to keep in mind:
• Investing is not a one-way street. Assets prices have declined sharply before and will do so again.
• Our goal is to be able to withstand volatility and avoid permanent loss of capital. It is critical to be well-positioned as markets inevitably rebound.
• Our investment process is designed with precisely this fact in mind. We hold what we believe to be high quality, durable companies. Stock prices may fluctuate, but underlying businesses are stable.
• The best businesses get stronger during difficult periods. Weak competitors fall by the wayside.
• Front page headlines reflect the past and are generally very poor predictors of the future.
A 20% drop in stock market averages is painful, but not unusual. Declines of this magnitude have occurred a dozen times in the last
60 years or about once every five years. We were spoiled by the fact that the early Covid decline lasted a mere 30 days and that it had been 11 years since the previous similar drop.
What happened?
While there have been a number of well-publicized adverse events this year, we believe that the primary reason markets are down is money. Specifically, investor expectations about the future cost and availability of money. For the first time since the outbreak of
Covid-19, and arguably since the Great Financial Crisis, investors are seriously considering the implications of a shrinking rather than expanding supply of money.
As we have written about previously, the mountain of cash that the Fed injected into the financial system had a much larger impact on the valuation of financial assets than it did on the underlying earnings of those assets. By the end of last year, most common valuation metrics were at or near all-time highs.
On December 31, 2021, the P/E Multiple
1
of the S&P 500 stood at 21.33 times expected earnings. As of June 30, the P/E Multiple has shrunk to 16 times despite the fact that expected earnings have actually increased. The entire market decline can be explained by this reduction in valuation, which, in turn, can be explained by higher interest rates and investor concerns about tighter monetary policy.
Where was the damage worst?
In order to withstand volatility, we believe that it is imperative to avoid the most overvalued assets. Over the last several years, there have been numerous instances of extreme valuation expansion. Fiscal stimulus and interest rates converted some portion of the population from savers to speculators, guiding some of that mountain of cash toward the riskiest assets. The boldest
1
Valuation = Price divided by earnings. To simplify, the measure of a stock’s valuation is its price divided by its earnings per share. This is referred to as its Price/Earnings Ratio or P/E Multiple (sometimes just “P/E” or “multiple” for short). The same measure can be applied to broad market indices like the S&P 500.

The BeeHive Fund
A MESSAGE TO OUR SHAREHOLDERS
June 30, 2022
2
examples were assets with no earnings whatsoever like crypto currencies and some so-called meme stocks.
Of the 4000 or so publicly traded companies in the U.S., nearly 1000 dropped 40% or more this year. More than half of those are not expected to show a profit in 2022. Undoubtedly, some will survive and even prosper. Many will not. The result will be permanent loss of capital for shareholders.
By contrast, our portfolios hold companies that generate cash flow, not just accounting earnings (generally accepted accounting principles, or GAAP, leave a lot of wiggle room; cash is cash). We think cash flow is important in all environments and even more so when lending conditions are tight and financing difficult.
What about inflation?
The yield on the 10-year U.S. Treasury Note peaked in mid-June at around 3.50%, a whopping 2% higher than just a year ago. The increase can be traced back to inflation that has proved more severe and persistent than most ever imagined. Consumers immediately feel the pressure of inflation on highly visible essentials like gasoline, food and utility bills or discretionary items like air travel. But it is the expectations of inflation that concern policymakers at the Federal Reserve the most. Once inflation expectations become entrenched, it is difficult to get the consumer to stop spending as the belief is that things will only get more expensive. The cycle become vicious, and inflation becomes self-fulfilling.
After some waning confidence during the quarter, the market now believes that the Fed will be successful. Inflation expectations have come back down to 2.0%-2.5% over the long term, rather than the high single digit rates we are seeing today. As one problem is solved, another potentially arises. Tighter monetary policy often leads to a recession.
We believe that this is the risk that investors will focus on in the coming months. We are already seeing the first signs. In the last week of the second quarter, the 10-year Treasury rate dipped below 3%. Credit spreads
2
are increasing, indicating that lenders are
less inclined to extend cheap credit to lower quality borrowers. If this proves to be the case, we believe that the high quality and resiliency of our stock and bond holdings should prove even more valuable relative to riskier and more expensive securities.
2
Credit spreads measure the difference in borrowing costs between the U.S. Treasury and lower quality borrowers.
Asset
2021 Price Change Earnings 2017 - 2021 YTD Price Change
Bitcoin +58% 0 -57.9%
AMC Entertainment +1,183% $ 6.4 Billion Loss - 50.2%
Company Industry First Profits
(Projections)
YTD Price Change
Carvana Auto dealer 2025 or later -90.3%
Aspen Aerogels Building Products 2025 or later -80.2%
The RealReal Designer clothing consignment 2025 or later -78.5%
Wayfair On-line Furniture 2025 or later -77.1%

The BeeHive Fund
A MESSAGE TO OUR SHAREHOLDERS
June 30, 2022
3
The BeeHive Fund’s Portfolio
Much has and will be written about how to invest in an inflationary environment. “Buy commodity producers” or “value outperforms growth” or “financials do well when interest rates rise”. All of this may be good advice but spending much of our day looking at companies, we are struck by one simple reality: companies with fat profit margins are much better positioned to deal with inflation than those with slim margins.
Consider two companies, one that The BeeHive Fund owns, Thermo Fisher Scientific (TMO), and one that the Fund sold earlier this year, Whirlpool (WHR). The chart below shows the impact on each business of a 6% increase - the current consensus expectation for inflation for 2022 - in its cost of goods sold (COGS).
The math is clear. Thermo Fisher Scientific is not immune, but the decline in profitability is nothing compared to the impact to a low gross-margin business like Whirlpool. What’s more, in order to return to previous levels of profitability, Thermo would need to increase prices by less than 3%, while Whirlpool would need to increase prices by almost 5%.
High-margin companies may not initially lead the market as investors seek “inflation plays”, but we believe that strong businesses with good margins are well positioned to weather a period of elevated cost pressures.
There are going to be a number of small, single product companies that are probably not going to survive what’s happening and the valuation multiple changing is actually, I think, good for larger companies like Adobe.
– Shantanu Narayen, Adobe CEO, during June 16, 2022 earnings call
During the second quarter, we were active in adding new positions to the Fund’s portfolio. And, whether it be specialized software
(Adobe, Autodesk), video gaming (Take Two Interactive), food delivery (Domino’s Pizza) or payments processing (Fidelity National
Information Services), all these companies share a common attribute – they are incumbents facing threats from start-up challengers.
To state the obvious, the days of free money have come to an end. To put numbers to it, last year Snapchat issued convertible bonds with an interest rate of 0.0% (not a typo). Today, the same bonds trade at 71 cents on the dollar, and investors require a 7%
annualized return to take the risk.
The pendulum swing in the availability and cost of capital from abundant to scarce, cheap to expensive has taken place to different degrees across public and private markets. For relatively large public companies like Snapchat, higher borrowing costs are painful but not fatal. For small, development stage companies, the funds may not exist, and, as Shantanu Narayen said, a number will not survive.
3
Selling, General and Administrative Expenses
Impact of 6% Cost of Goods Sold Inflation
TMO (% of revenue) Before After WHR (% of revenue) Before After
Revenue 100% 100% Revenue 100% 100%
COGS 50% 53% COGS 80% 85%
Gross Profit 50% 47% Gross Profit 20% 15%
SG&A
3
25% 25% SG&A 9% 9%
Operating Profit 26% 23% Operating Profit 11% 6%
Decline in Profit -12% Decline in Profit -45%

The BeeHive Fund
A MESSAGE TO OUR SHAREHOLDERS
June 30, 2022
4
Many businesses with great technology and lots of future promise, but no profits today, will be forced to consider selling to an industry player with deeper pockets or to cut spending on sales and marketing and reduce investment in product development to conserve cash. In either case, this is good news for the incumbents with established business models and strong cash flow that these challengers sought to displace.
We also see the benefit for larger companies extending to what has been one of this cycle’s scarcest resources – human capital.
As noted by The Wall Street Journal, “after years of fighting to keep engineers and other sought-after employees from leaving for rivals or buzzy startups, the healthiest of the big tech companies are increasingly attractive for tech workers suddenly more keen on stability.”
4
Right now, investor focus is on the losers in this sea-change. We are looking for the beneficiaries, and our focus on highly profitable businesses means that we own many incumbents. Most of these stocks are down with the market this year, but we believe that their competitive positions have been strengthened and that the multi-year outlook is, if anything, brighter.
Regards,
Spears Abacus
4
Mims, Christopher, “The Tech Crash Could be a Talent Bonanza for Big Tech”, The Wall Street Journal, May 8, 2022

The BeeHive Fund
SCHEDULE OF INVESTMENTS
June 30, 2022
5
See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 91.5%
Communication Services - 10.6%
3,082 Alphabet, Inc., Class A
(a)
$ 6,716,479
2,251 Alphabet, Inc., Class C
(a)
4,923,950
23,184 Take-Two Interactive Software, Inc.
(a)
2,840,736
14,481,165
Consumer Discretionary - 8.4%
35,760 Aptiv PLC
(a)
3,185,143
98,520 Comcast Corp., Class A 3,865,925
4,076 Domino's Pizza, Inc. 1,588,458
56,513 Restaurant Brands International, Inc. 2,834,127
11,473,653
Consumer Staples - 8.9%
81,940 Mondelez International, Inc., Class A 5,087,654
49,750 Nestle SA, ADR 5,790,402
38,397 US Foods Holding Corp.
(a)
1,178,020
12,056,076
Financials - 16.3%
15,320 Aon PLC, Class A 4,131,498
11,720 Berkshire Hathaway, Inc., Class B
(a)
3,199,794
36,970 Chubb, Ltd. 7,267,563
42,950 Intercontinental Exchange, Inc. 4,039,018
31,610 JPMorgan Chase & Co. 3,559,602
22,197,475
Health Care - 8.7%
15,000 Danaher Corp. 3,802,800
146,124 Tabula Rasa HealthCare, Inc.
(a)
375,538
14,100 Thermo Fisher Scientific, Inc. 7,660,248
11,838,586
Industrials - 0.9%
102,061 BrightView Holdings, Inc.
(a)
1,224,732
Information - 30.2%
3,785 Adobe, Inc.
(a)
1,385,537
20,720 Analog Devices, Inc. 3,026,985
46,920 Apple, Inc. 6,414,902
7,613 Autodesk, Inc.
(a)
1,309,132
28,981 Fidelity National Information Services, Inc. 2,656,688
30,613 Fiserv, Inc.
(a)
2,723,639
27,329 Global Payments, Inc. 3,023,681
54,610 Microsoft Corp. 14,025,486
59,860 Oracle Corp. 4,182,418
21,046 VMware, Inc., Class A 2,398,823
41,147,291
Materials - 5.0%
61,030 Berry Global Group, Inc.
(a)
3,334,679
37,223 Crown Holdings, Inc. 3,430,844
6,765,523
Real Estate - 2.5%
28,530 Prologis, Inc. REIT 3,356,554
Total Common Stock (Cost $63,155,831) 124,541,055
Principal Security Description Rate Maturity Value
U.S. Government & Agency Obligations - 4.4%
U.S. Treasury Securities - 4.4%
3,000,000 U.S. Treasury Bill
(b)
1.04 -
1.06% 09/29/22 2,987,738
1,000,000 U.S. Treasury Note/
Bond 1.50  01/15/23 993,777
1,000,000 U.S. Treasury Note/
Bond 0.13  03/31/23 980,622
1,000,000 U.S. Treasury Note/
Bond 0.25  03/15/24 954,961
5,917,098
Total U.S. Government & Agency Obligations
(Cost $5,939,194) 5,917,098
Shares Security Description Value
Money Market Fund - 4.1%
5,595,890 First American Treasury Obligations Fund,
Class X, 1.32%
(c)
(Cost $5,595,890) 5,595,890
Investments, at value - 100.0% (Cost $74,690,915) $ 136,054,043
Other Assets & Liabilities, Net - 0.0% (6,612)
Net Assets - 100.0% $ 136,047,431
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Zero coupon bond. Interest rate presented is yield to maturity.
(c) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.

The BeeHive Fund
SCHEDULE OF INVESTMENTS
June 30, 2022
6
See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund and U.S. Treasury Securities.
Refer to this Schedule of Investments for a further breakout of each security by industry.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 124,541,056
Level 2 - Other Significant Observable Inputs 11,512,987
Level 3 - Significant Unobservable Inputs –
Total $ 136,054,043
PORTFOLIO HOLDINGS
% of Total Investments
Communication Services 10.6%
Consumer Discretionary 8.4%
Consumer Staples 8.9%
Financials 16.3%
Health Care 8.7%
Industrials 0.9%
Information 30.2%
Materials 5.0%
Real Estate 2.5%
U.S. Government & Agency Obligations 4.4%
Money Market Fund 4.1%
100.0%

The BeeHive Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2022
7
See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $74,690,915) $ 136,054,043
Receivables:
Dividends and interest 112,819
Prepaid expenses 10,125
Total Assets
136,176,987
LIABILITIES
Accrued Liabilities:
Investment advisor fees 85,674
Fund services fees 15,005
Other expenses 28,877
Total Liabilities
129,556
NET ASSETS
$ 136,047,431
COMPONENTS OF NET ASSETS
Paid-in capital $ 68,559,928
Distributable earnings 67,487,503
NET ASSETS
$ 136,047,431
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 7,648,458
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 17.79

The BeeHive Fund
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2022
8
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $61,819) $ 749,272
Interest income 19,634
Total Investment Income
768,906
EXPENSES
Investment advisor fees 576,288
Fund services fees 108,192
Custodian fees 8,637
Registration fees 4,319
Professional fees 20,858
Trustees’ fees and expenses 3,872
Other expenses 20,798
Total Expenses 742,964
NET INVESTMENT INCOME
25,942
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 6,535,015
Net change in unrealized appreciation (depreciation) on investments
(40,063,986)
NET REALIZED AND UNREALIZED LOSS
(33,528,971)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (33,503,029)

The BeeHive Fund
STATEMENTS OF CHANGES IN NET ASSETS
9
See Notes to Financial Statements.
For the Six
Months
Ended
June 30, 2022
For the Year
Ended
December 31, 2021
OPERATIONS
Net investment income $ 25,942 $ 133,435
Net realized gain 6,535,015 7,531,633
Net change in unrealized appreciation (depreciation) (40,063,986) 22,947,971
Increase (Decrease) in Net Assets Resulting from Operations
(33,503,029) 30,613,039
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
– (9,200,707)
CAPITAL SHARE TRANSACTIONS
Sale of shares 972,719 1,590,570
Reinvestment of distributions – 8,958,806
Redemption of shares
(7,017,440) (6,054,219)
Increase (Decrease) in Net Assets from Capital Share Transactions
(6,044,721) 4,495,157
Increase (Decrease) in Net Assets
(39,547,750) 25,907,489
NET ASSETS
Beginning of Period
175,595,181 149,687,692
End of Period
$ 136,047,431 $ 175,595,181
SHARE TRANSACTIONS
Sale of shares 46,426 74,670
Reinvestment of distributions – 414,425
Redemption of shares
(345,972) (288,033)
Increase (Decrease) in Shares
(299,546) 201,062

The BeeHive Fund
FINANCIAL HIGHLIGHTS
10
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
June 30, 2022
For the Years Ended December 31,
2021 2020 2019 2018 2017
NET ASSET VALUE, Beginning of
Period
$ 22.09 $ 19.32 $ 17.00 $ 13.10 $ 15.23 $ 14.26
INVESTMENT OPERATIONS
Net investment income (a) 0.00(b) 0.02 0.04 0.24 0.13 0.10
Net realized and unrealized gain
(loss)
(4.30) 3.97 2.61 4.50 (1.79) 1.48
Total from Investment Operations
(4.30) 3.99 2.65 4.74 (1.66) 1.58
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income – (0.02) (0.04) (0.24) (0.13) (0.09)
Net realized gain
– (1.20) (0.29) (0.60) (0.34) (0.52)
Total Distributions to Shareholders
– (1.22) (0.33) (0.84) (0.47) (0.61)
NET ASSET VALUE, End of
Period
$ 17.79 $ 22.09 $ 19.32 $ 17.00 $ 13.10 $ 15.23
TOTAL RETURN
(19.47)%(c) 20.79% 15.59% 36.28% (10.98)% 11.07%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of Period (000s
omitted) $ 136,047 $ 175,595 $ 149,688 $ 134,415 $ 105,406 $ 130,876
Ratios to Average Net Assets: (d)
Net investment income 0.03%(e) 0.08% 0.23% 1.49% 0.84% 0.64%
Net expenses 0.97%(e) 0.97%(f) 0.98% 0.98% 0.99% 0.99%(f)
Gross expenses 0.97%(e) 0.97% 0.99%(g) 0.98%(g) 0.99%(g) 0.99%
PORTFOLIO TURNOVER RATE 10%(c) 14% 22% 10% 10% 14%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of under-
lying investment companies in which the Fund invests.
(e) Annualized.
(f) Ratio includes waivers and previously waived investment advisory fees recovered.   The impact of the recovered fees may cause a higher net expense ratio.
(g) Reflects the expense ratio excluding any waivers and/or reimbursements.

The BeeHive Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2022
11
Note 1. Organization
The BeeHive Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the
“Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on September 2, 2008. The Fund seeks capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if
(1) market quotations are not readily available or (2) the Advisor, as defined in Note 3, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Advisor to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Advisor inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.

The BeeHive Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2022
12
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of June 30, 2022, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividend income is recorded at the fair market value of the securities received. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis.
Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method.
Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of
Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of June 30, 2022, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Advisor – Spears Abacus Advisors LLC (the “Advisor”) is the investment advisor to the Fund. Pursuant to an investment advisory agreement, the Advisor receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, LLC
(doing business as ACA Group), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund.
The Distributor is not affiliated with the Advisor or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US
Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates. The Fund has adopted a distribution plan in accordance with
Rule 12b-1 of the Act. The Fund may pay the Distributor and/or any other entity as authorized by the Board a fee up to 0.25% of the Fund’s average daily net assets. The Fund has suspended payments under its Rule 12b-1 plan until further notice and has not paid any distribution fees to date. The Fund may remove the suspension and make payments under the Rule 12b-1 plan at any time, subject to Board approval.

The BeeHive Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2022
13
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the
Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the
Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief
Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman). The Audit Committee
Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursement and Fees Waived
The Advisor has contractually agreed to waive its fee and/or reimburse Fund expenses to limit total annual Fund operating expenses after fee waiver and/or expense reimbursement (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses)
to 0.99% of the Fund’s average daily net assets through April 30, 2023 (the “Expense Cap”).
The Advisor may recoup from the Fund fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if such recoupment is made within three years of the fee waiver or expense reimbursement and does not cause the total annual Fund operating expenses after fee waiver and/or expense reimbursement of the Fund (after giving effect to the recouped amount) to exceed the lesser of (i) the then-current expense cap and (ii) the expense cap in place at the time the fees/expenses were waived/
reimbursed. As of June 30, 2022, $ 0 is subject to recapture by the Advisor. Refer back to the Statement of Operations to see what was recouped during the period.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended June 30, 2022 totaled $14,876,045 and $29,676,961, respectively.
Note 6. Federal Income Tax
As of June 30, 2022, the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized appreciation were as follows:
As of December 31, 2021 , distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and
Liabilities are primarily due to post-October losses and wash sales.
For tax purposes, the prior year post-October loss was $ 424,261 (realized during the period November 1, 2021 through December
31, 2021 ). This loss was recognized for tax purposes on the first business day of the Fund’s current fiscal year, January 1, 2022.
Gross Unrealized Appreciation $ 65,903,940
Gross Unrealized Depreciation (4,540,812)
Net Unrealized Appreciation $ 61,363,128
Undistributed Ordinary Income
$ 7,658
Capital and Other Losses
(424,261)
Unrealized Appreciation
101,407,135
Total
$ 100,990,532

The BeeHive Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2022
14
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required.

The BeeHive Fund
ADDITIONAL INFORMATION
June 30, 2022
15
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the
Fund’s portfolio is available, without charge and upon request, by calling (866) 684-4915 and on the U.S. Securities and Exchange
Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge and upon request, by calling (866) 684-4915 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund , you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January
1, 2022 through June 30, 2022.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
Beginning
Account Value
January 1, 2022
Ending
Account Value
June 30, 2022
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 805.34 $ 4.34 0.97%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,019.98 $ 4.86 0.97%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365 to reflect the half-year period.

THE BEEHIVE FUND
P.O Box 588
Portland, Maine 04112
(866) 684-4915 (toll free)
The report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.
Distributor
Foreside Fund Services, LLC
Three Canal Plaza
Suite 100
Portland, Maine 04101
www.foreside.com
237-SAR-0622

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)

Included as part of report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.
(a)(3)  Not applicable.
(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Forum Funds

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	September 13, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	September 13, 2022

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	September 13, 2022